Securities - Gross unrealized losses and fair value in a continuous unrealized loss position (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 61,880,678	$ 23,955,743
Less than 12 Months, Unrealized Losses	(2,895,280)	(258,237)
12 Months or More, Fair Value	9,317,373
12 Months or More, Unrealized Losses	(593,473)
Fair Value	71,198,051	23,955,743
Unrealized Losses	(3,488,753)	(258,237)
U.S. government and agencies | Unsecured Debt
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	5,824,808	545,291
Less than 12 Months, Unrealized Losses	(367,005)	(10,556)
12 Months or More, Fair Value	470,324
12 Months or More, Unrealized Losses	(38,530)
Fair Value	6,295,132	545,291
Unrealized Losses	(405,535)	(10,556)
Mortgage-backed securities (government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	33,521,545	16,172,999
Less than 12 Months, Unrealized Losses	(1,065,542)	(95,319)
12 Months or More, Fair Value	6,087,526
12 Months or More, Unrealized Losses	(294,362)
Fair Value	39,609,071	16,172,999
Unrealized Losses	(1,359,904)	(95,319)
Municipal bonds | Unsecured Debt
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	22,534,325	7,237,453
Less than 12 Months, Unrealized Losses	(1,462,733)	(152,362)
12 Months or More, Fair Value	2,759,523
12 Months or More, Unrealized Losses	(260,581)
Fair Value	25,293,848	7,237,453
Unrealized Losses	$ (1,723,314)	$ (152,362)